Parent Company Only Financial Statements (Statement of Comprehensive Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 27,507	$ 29,281	$ 28,076	$ 27,167	$ 21,371	$ 24,489	$ 23,972	$ 18,935	$ 112,031	$ 88,767	$ 78,886
Unrealized gain on securities available-for-sale									(12,827)	5,080	9,502
Total other comprehensive income (loss)									(18,089)	3,499	9,070
Total comprehensive income									93,942	92,266	87,956
Parent Company
Net income									112,031	88,767	78,886
Unrealized gain on securities available-for-sale									1,316	826	(184)
Total other comprehensive income (loss)									1,316	826	(184)
Total comprehensive income									$ 113,347	$ 89,593	$ 78,702